Borrowings - Schedule of Borrowings (Details) $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CAD	Dec. 29, 2017 CAD	Dec. 04, 2017 CAD	Aug. 31, 2017 USD ($)	Jul. 11, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal	$ 6,396.9							$ 4,783.5
Carrying amount	6,414.1							4,767.6
Fair value	$ 6,676.5							5,026.4
4.25% due December 6, 2027 (Cdn$650.0)
Disclosure of detailed information about borrowings [line items]
Principal | CAD			CAD 650,000,000.0
Interest rate	4.25%	4.25%	4.25%
Holding Company
Disclosure of detailed information about borrowings [line items]
Principal	$ 3,492.0							3,490.8
Carrying amount	3,475.1
Fair value	3,723.5							3,737.2
Holding Company | 7.375% due April 15, 2018
Disclosure of detailed information about borrowings [line items]
Principal	144.2							144.2
Fair value	$ 146.4							153.8
Interest rate	7.375%	7.375%	7.375%
Holding Company | 7.50% due August 19, 2019 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 0.0		CAD 400,000,000.0	CAD 388,400,000				298.3
Fair value	$ 0.0							334.4
Interest rate	7.50%	7.50%	7.50%	7.50%
Holding Company | 7.25% due June 22, 2020 (Cdn$275.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 213.3		CAD 275,000,000.0					205.1
Fair value	$ 235.6							233.6
Interest rate	7.25%	7.25%	7.25%
Holding Company | 5.80% due May 15, 2021
Disclosure of detailed information about borrowings [line items]
Principal	$ 500.0							500.0
Fair value	$ 534.1							538.9
Interest rate	5.80%	5.80%	5.80%
Holding Company | 6.40% due May 25, 2021 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 315.7		CAD 400,000,000.0					298.3
Fair value	$ 349.4							337.3
Interest rate	6.40%	6.40%	6.40%
Holding Company | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 359.2		CAD 450,000,000.0					335.6
Fair value	$ 397.2							373.9
Interest rate	5.84%	5.84%	5.84%
Holding Company | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 319.2		CAD 400,000,000.0					298.3
Fair value	$ 333.5							310.6
Interest rate	4.50%	4.50%	4.50%
Holding Company | 4.875% due August 13, 2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 300.0							300.0
Fair value	$ 313.4							297.8
Interest rate	4.875%	4.875%	4.875%
Holding Company | 4.95% due March 3, 2025 (Cdn$350.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 279.3		CAD 350,000,000.0					261.0
Fair value	$ 297.1							272.6
Interest rate	4.95%	4.95%	4.95%
Holding Company | 8.30% due April 15, 2026
Disclosure of detailed information about borrowings [line items]
Principal	$ 91.8							91.8
Fair value	$ 116.3							109.9
Interest rate	8.30%	8.30%	8.30%
Holding Company | 4.70% due December 16, 2026 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 359.2		CAD 450,000,000.0					335.6
Fair value	$ 371.7							338.9
Interest rate	4.70%	4.70%	4.70%
Holding Company | 4.25% due December 6, 2027 (Cdn$650.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 518.8		CAD 650,000,000.0		CAD 650,000,000			0.0
Fair value	$ 514.7							0.0
Interest rate	4.25%	4.25%	4.25%		4.25%
Holding Company | 7.75% due July 15, 2037
Disclosure of detailed information about borrowings [line items]
Principal	$ 91.3							91.3
Fair value	$ 114.1							104.2
Interest rate	7.75%	7.75%	7.75%
Holding Company | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	$ 0.0							200.0
Fair value	0.0							200.0
Holding Company | Purchase consideration payable due 2017
Disclosure of detailed information about borrowings [line items]
Principal	0.0							131.3
Fair value	0.0							131.3
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Principal	1,336.8							429.3
Carrying amount	1,373.0
Fair value	1,386.9							430.2
Insurance and reinsurance companies | Allied World senior notes, 5.50% due November 1, 2020
Disclosure of detailed information about borrowings [line items]
Principal	300.0							0.0
Fair value	$ 320.0							0.0
Interest rate	5.50%	5.50%	5.50%
Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 500.0							0.0
Fair value	$ 507.3							0.0
Interest rate	4.35%	4.35%	4.35%
Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Disclosure of detailed information about borrowings [line items]
Principal	$ 45.0							0.0
Fair value	49.2							0.0
Insurance and reinsurance companies | OdysseyRe floating rate unsecured senior notes due 2021
Disclosure of detailed information about borrowings [line items]
Principal	90.0							90.0
Fair value	93.0							94.1
Insurance and reinsurance companies | Brit 6.625% subordinated notes due December 9, 2030 (£135.0)
Disclosure of detailed information about borrowings [line items]
Principal	182.6	£ 135,000,000.0						166.8
Fair value	$ 199.0							169.0
Interest rate	6.625%	6.625%	6.625%
Insurance and reinsurance companies | Brit floating rate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	$ 45.0							0.0
Fair value	45.0							0.0
Insurance and reinsurance companies | First Mercury floating rate trust preferred securities due 2036 and 2037
Disclosure of detailed information about borrowings [line items]
Principal	41.4							41.4
Fair value	41.4							41.4
Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Disclosure of detailed information about borrowings [line items]
Principal	38.4							38.4
Fair value	$ 38.2							38.2
Interest rate	8.55%	8.55%	8.55%
Insurance and reinsurance companies | Advent floating rate subordinated notes due June 3, 2035
Disclosure of detailed information about borrowings [line items]
Principal	$ 48.4							46.7
Fair value	47.8							41.5
Insurance and reinsurance companies | Advent floating rate unsecured senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Principal	46.0							46.0
Fair value	46.0							46.0
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal	1,568.1							863.4
Carrying amount	1,566.0
Fair value	1,566.1							859.0
Non-insurance companies | Fairfax India floating rate term loan due July 11, 2018
Disclosure of detailed information about borrowings [line items]
Principal	400.0						$ 400.0	225.0
Fair value	400.0							223.8
Non-insurance companies | Fairfax India subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Principal	186.1							80.8
Fair value	186.1							80.8
Non-insurance companies | Fairfax Africa floating rate term loan due January 31, 2018
Disclosure of detailed information about borrowings [line items]
Principal	150.0					$ 150.0		0.0
Fair value	150.0							0.0
Non-insurance companies | Grivalia Properties term loans and revolving facility
Disclosure of detailed information about borrowings [line items]
Principal	160.4							0.0
Fair value	160.4							0.0
Non-insurance companies | Cara floating rate term loan due September 2, 2019 (Cdn$150.0)
Disclosure of detailed information about borrowings [line items]
Principal	119.7		CAD 150,000,000.0					111.9
Fair value	119.3							111.4
Non-insurance companies | Cara floating rate credit facility expiring September 2, 2021
Disclosure of detailed information about borrowings [line items]
Principal	182.8							180.5
Fair value	181.7							179.1
Non-insurance companies | The Keg 7.5% note due May 31, 2042 (Cdn$57.0)
Disclosure of detailed information about borrowings [line items]
Principal	45.5		CAD 57,000,000.0					42.5
Fair value	$ 45.5							42.5
Interest rate	7.50%	7.50%	7.50%
Non-insurance companies | The Keg floating rate revolving facility and term loan due July 2, 2018
Disclosure of detailed information about borrowings [line items]
Principal	$ 31.9							20.9
Fair value	31.7							20.7
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Disclosure of detailed information about borrowings [line items]
Principal	291.7							201.8
Fair value	291.4							200.7
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying amount	6,414.1							4,767.6	$ 3,351.5
Gross carrying amount | Holding Company
Disclosure of detailed information about borrowings [line items]
Carrying amount	3,475.1							3,472.5	2,599.0
Gross carrying amount | Holding Company | 7.375% due April 15, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount	144.2							144.2
Gross carrying amount | Holding Company | 7.50% due August 19, 2019 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	0.0							297.0
Gross carrying amount | Holding Company | 7.25% due June 22, 2020 (Cdn$275.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	212.7							204.2
Gross carrying amount | Holding Company | 5.80% due May 15, 2021
Disclosure of detailed information about borrowings [line items]
Carrying amount	498.0							497.4
Gross carrying amount | Holding Company | 6.40% due May 25, 2021 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	314.4							296.5
Gross carrying amount | Holding Company | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	362.5							339.6
Gross carrying amount | Holding Company | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	316.8							295.4
Gross carrying amount | Holding Company | 4.875% due August 13, 2024
Disclosure of detailed information about borrowings [line items]
Carrying amount	296.2							295.6
Gross carrying amount | Holding Company | 4.95% due March 3, 2025 (Cdn$350.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	275.5							256.6
Gross carrying amount | Holding Company | 8.30% due April 15, 2026
Disclosure of detailed information about borrowings [line items]
Carrying amount	91.6							91.6
Gross carrying amount | Holding Company | 4.70% due December 16, 2026 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	356.6							332.7
Gross carrying amount | Holding Company | 4.25% due December 6, 2027 (Cdn$650.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	516.2							0.0
Gross carrying amount | Holding Company | 7.75% due July 15, 2037
Disclosure of detailed information about borrowings [line items]
Carrying amount	90.4							90.4
Gross carrying amount | Holding Company | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	0.0							200.0
Gross carrying amount | Holding Company | Purchase consideration payable due 2017
Disclosure of detailed information about borrowings [line items]
Carrying amount	0.0							131.3
Gross carrying amount | Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,373.0							435.5	468.5
Gross carrying amount | Insurance and reinsurance companies | Allied World senior notes, 5.50% due November 1, 2020
Disclosure of detailed information about borrowings [line items]
Carrying amount	320.4							0.0
Gross carrying amount | Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Disclosure of detailed information about borrowings [line items]
Carrying amount	508.4							0.0
Gross carrying amount | Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount	49.2							0.0
Gross carrying amount | Insurance and reinsurance companies | OdysseyRe floating rate unsecured senior notes due 2021
Disclosure of detailed information about borrowings [line items]
Carrying amount	89.8							89.8
Gross carrying amount | Insurance and reinsurance companies | Brit 6.625% subordinated notes due December 9, 2030 (£135.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	188.5							175.9
Gross carrying amount | Insurance and reinsurance companies | Brit floating rate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	45.0							0.0
Gross carrying amount | Insurance and reinsurance companies | First Mercury floating rate trust preferred securities due 2036 and 2037
Disclosure of detailed information about borrowings [line items]
Carrying amount	41.4							41.4
Gross carrying amount | Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Disclosure of detailed information about borrowings [line items]
Carrying amount	38.2							38.2
Gross carrying amount | Insurance and reinsurance companies | Advent floating rate subordinated notes due June 3, 2035
Disclosure of detailed information about borrowings [line items]
Carrying amount	47.1							45.4
Gross carrying amount | Insurance and reinsurance companies | Advent floating rate unsecured senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Carrying amount	45.0							44.8
Gross carrying amount | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,566.0							859.6	$ 284.0
Gross carrying amount | Non-insurance companies | Fairfax India floating rate term loan due July 11, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount	400.0							223.8
Gross carrying amount | Non-insurance companies | Fairfax India subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount	186.1							80.8
Gross carrying amount | Non-insurance companies | Fairfax Africa floating rate term loan due January 31, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount	150.0							0.0
Gross carrying amount | Non-insurance companies | Grivalia Properties term loans and revolving facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	160.4							0.0
Gross carrying amount | Non-insurance companies | Cara floating rate term loan due September 2, 2019 (Cdn$150.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	119.3							111.4
Gross carrying amount | Non-insurance companies | Cara floating rate credit facility expiring September 2, 2021
Disclosure of detailed information about borrowings [line items]
Carrying amount	181.7							179.1
Gross carrying amount | Non-insurance companies | The Keg 7.5% note due May 31, 2042 (Cdn$57.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	45.5							42.5
Gross carrying amount | Non-insurance companies | The Keg floating rate revolving facility and term loan due July 2, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount	31.7							20.7
Gross carrying amount | Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 291.3							$ 201.3